ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Fortune Valley Treasures, Inc. (formerly Crypto-Services, Inc.) (“FVTI” or the “Company”) was incorporated in the State of Nevada on March 21, 2014. The Company’s primary business operations of wholesale distribution and retail sales of alcoholic beverages of wine and distilled liquors, and drinking water distribution and delivery are conducted through its subsidiaries in the People’s Republic of China (“PRC”).

On April 11, 2018, the Company entered into a share exchange agreement by and among DaXingHuaShang Investment Group Limited (“DIGLS”) and its shareholders: 1.) Yumin Lin, 2.) Gaosheng Group Co., Ltd. and 3.) China Kaipeng Group Co., Ltd. whereby the Company newly issued 15,000,000 shares (given effect of the Reverse Stock Split, see Note 11) of its common stock in exchange for all the outstanding shares in DIGLS. This transaction has been accounted for as a reverse takeover transaction and a recapitalization of the Company whereby the Company, the legal acquirer, is the accounting acquiree, and DIGLS, the legal acquiree, is the accounting acquirer; accordingly, the Company’s historical statement of stockholders’ equity has been retroactively restated to the first period presented.

On March 1, 2019, the Company entered into a sale and purchase agreement (the “SP Agreement”) to acquire 100% of the shares of Jiujiu Group Stock Co., Ltd. (“JJGS”), a company incorporated under the laws of the Republic of Seychelles. The transaction closed on March 1, 2019. Pursuant to the SP Agreement, the Company issued 5 shares (given effect of the Reverse Stock Split, see Note 11) of its common stock to JJGS to acquire 100% of the shares of JJGS for a cost of $150. After the closing, JJGS became the Company’s wholly owned subsidiary. JJGS owns all of the equity interest of Jiujiu (HK) Industry Limited (“JJHK”) and Jiujiu (Shenzhen) Industry Co., Ltd. (“JJSZ”). JJGS, JJHK and JJSZ did not have any material assets or liabilities as of December 31, 2019, and they did not have any substantial operations or active business during the year ended December 31, 2019.

On June 22, 2020, the Company entered into a sale and purchase agreement along with Qianhai DaXingHuaShang Investment (Shenzhen) Co., Ltd., a company incorporated in China and a wholly-owned subsidiary of FVTI (“QHDX”), to acquire 90% of the shares of Dongguan Xixingdao Technology Co., Ltd. (“Xixingdao”), a company incorporated in the PRC, from certain shareholders of Xixingdao in exchange for 243,134 shares (given effect of the Reserve Stock Split, see Note 11) of the Company’s common stock. The Company obtained the control of Xixingdao on August 31, 2020, the shares were issued on December 28, 2020. Xixingdao became the Company’s subsidiary since August 31, 2020.

On January 6, 2021, FVTI, JJGS, Valley Holding Limited (“Valley Holdings”) and Angel International Investment Holdings Limited (the “Valley Holdings Seller”) signed a termination agreement, pursuant to which the parties mutually agreed to terminate the original equity interest transfer agreement signed on March 16, 2020. On the same date, FVTI, DILHK, Valley Holdings and the Valley Holdings Seller entered into a new equity interest transfer agreement, pursuant to which DILHK agreed to purchase 70% of Valley Holdings’ equity interest from the Valley Holdings seller (the “Valley Holdings Agreement”). On July 8, 2022, FVTI, DILHK, Valley Holdings and the Valley Holdings Seller signed a termination agreement, pursuant to which the parties mutually agreed to terminate the Valley Holdings Agreement signed on March 16, 2020. The Valley Holdings Agreement was terminated effective July 8, 2022 and the parties have no further rights or obligations under the Valley Holdings Agreement. The parties further agreed to waive their rights to any claims that may arise under the Valley Holdings Agreement. As of the date of the termination agreement, no equity interest of Valley Holdings had been transferred to FVTI, DILHK or Valley Holdings.

On February 28, 2021, FVTI, QHDX and the original shareholders of Foshan BaiTaFeng Beverage Development Co., Ltd. (“BTF”) signed a termination agreement, pursuant to which the parties mutually agreed to terminate the original equity interest transfer agreement signed on December 31, 2019 (“BTF Agreement”). The BTF Agreement was terminated effective February 28, 2021 and the parties have no further rights or obligations under the BTF Agreement. The parties further agreed to waive their rights to any claims that may arise under the BTF Agreement. As of the date of the termination agreement, no equity interest of BTF had been transferred to QHDX.